Income from voyages and related services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 10,728,698	$ 3,991,696	$ 3,299,761
Shipping
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10,540,220	3,920,325	3,257,121
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 188,478	$ 71,371	$ 42,640